TREASURY STOCK	12 Months Ended
Sep. 30, 2019
Equity [Abstract]
Treasury Stock [Text Block]

18.         TREASURY STOCK

During the year ended September 30, 2007, the Company repurchased 49,885 common stock of the Company with a total cost of RMB29,377 under the approval of the Board of Directors. In February 2013, the board of directors approved a share repurchase program for open market and negotiated transactions for a 12 month period in the amount of US$5 million, under which 61,139 and 16,738 shares with a total cost of RMB6,286 and RMB1,782 were bought in the Nasdaq market during the year ended September 30, 2013 and 2014, respectively, in compliance with U.S. securities laws. The Company recorded the entire purchase price of the treasury stock as a reduction of equity.

During the year ended September 30, 2017, the Company sold 50,000 shares of treasury stock with a total cost of RMB14,654 for a total sale price of RMB6,115. During the year ended September 30, 2018, the Company granted 12,853 shares of treasury stock to its employee under stock-based compensation. The treasury stock outstanding is 64,909  shares as of September 30, 2019.